UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5040

                       TOTAL RETURN US TREASURY FUND, INC.
                         535 Madison Avenue, 30th Floor
                            New York, New York 10022
                                 (212) 446-5600

                           R. Alan Medaugh, President
                         535 Madison Avenue, 30th Floor
                            New York, New York 10022
                                 (212) 446-5600

                       Date of fiscal year end: October 31

              Date of reporting period: May 1, 2005 - July 31, 2005

Item 1.  Schedule of Investments.


TOTAL RETURN US TREASURY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                                                                                    JULY 31, 2005
                                                                         INTEREST      MATURITY         PAR               MARKET
SECURITY                                                                   RATE          DATE          VALUE              VALUE
--------                                                                   ----          ----          -----              -----

US TREASURY OBLIGATIONS - 93.52%
US Treasury Bond                                                         10.375%       11/15/12      $ 14,250,000      $ 16,220,508
US Treasury Bond                                                          7.500%       11/15/24         4,000,000         5,500,000
US Treasury Bond                                                          7.625%       2/15/25         11,500,000        16,031,719
US Treasury Bond                                                          6.000%       2/15/26         11,500,000        13,692,187
US Treasury Bond                                                          6.375%       8/15/27         28,000,000        35,061,250
US Treasury Note                                                          1.500%       3/31/06         13,100,000        12,905,547
US Treasury Note                                                          2.750%       6/30/06         10,000,000         9,900,000
US Treasury Note                                                          3.125%       1/31/07          4,000,000         3,950,625
US Treasury Note                                                          3.000%       2/15/08         15,000,000        14,629,688
US Treasury Note                                                          5.500%       5/15/09         25,000,000        26,234,375
US Treasury Note                                                          4.125%       5/15/15         10,000,000         9,876,562
                                                                                                                 -------------------

             TOTAL US TREASURY OBLIGATIONS
                  (COST $166,142,371)                                                                                   164,002,461
                                                                                                                 -------------------

REPURCHASE AGREEMENT - 5.27%
             JPMORGAN CHASE BANK, N.A.
                     Dated 7/29/05, 2.500%, principal and interest in the amount of $9,242,925 due 8/1/05, collaterized by US
                     Treasury Bill, par value of $21,950,000, due 2/15/24 with a value of $9,426,866

                                                                                                                          9,241,000
                                                                                                                 -------------------

             TOTAL REPURCHASE AGREEMENT
                  (COST $9,241,000)                                                                                       9,241,000
                                                                                                                 -------------------

TOTAL INVESTMENTS - 98.79%
                  (COST $175,383,371)*                                                                                  173,243,461
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.21%                                                                             2,130,152
                                                                                                                 -------------------
NET ASSETS - 100.00%                                                                                                  $ 175,373,613
                                                                                                                 ===================

------------------------------------------------------------------------------------------------------------------------------------

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and the net unrealized appreciation (depreciation) consists of:
            Gross Unrealized Appreciation                                                   $705,504
            Gross Unrealized Depreciation                                                 (2,845,414)
                                                                                ---------------------
            Net Unrealized Appreciation (Depreciation)                                   ($2,139,910)
                                                                                =====================

Item 2.  Controls and Procedures.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Total Return US Treasury Fund, Inc.

By:      /s/ R. Alan Medaugh
         __________________________
         R. Alan Medaugh, President

Date:    September 26, 2005
         __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Alan Medaugh
         __________________________
         R. Alan Medaugh, President

Date:    September 26, 2005
         __________________________


By:      /s/ Stephen V. Killorin
         __________________________
         Stephen V. Killorin, Treasurer

Date:    September 26, 2005
         __________________________